Financial Instruments-Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Loss on interest rate swaps	$ (189)	$ (641)	$ (4,164)